Document and Entity Information	Mar. 20, 2025
Prospectus:
Entity Central Index Key	0001884021
Document Type	497
Document Period End Date	Mar. 20, 2025
Document Effective Date	Mar. 20, 2025
Document Creation Date	Mar. 20, 2025
Prospectus Date	Mar. 20, 2025
Entity Registrant Name	Volatility Shares Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Solana ETF | Solana ETF
Prospectus:
Trading Symbol	SOLZ
2x Solana ETF | 2x Solana ETF
Prospectus:
Trading Symbol	SOLT
-1x Solana ETF | -1x Solana ETF
Prospectus:
Trading Symbol	SOLI